DEFERRED REVENUES AND COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Schedule of Deferred Revenues and Related Costs

Deferred revenues and related costs consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018

Deferred contract revenues	$830,038	$830,602
Deferred merchandise trust revenue	104,740	92,718
Deferred merchandise trust unrealized gains (losses)	8,777	(9,034)
Deferred revenues	$943,555	$914,286
Deferred selling and obtaining costs	$113,601	$112,660

Deferred revenues and related costs consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Deferred contract revenues	$830,602	$808,549
Deferred merchandise trust revenue	92,718	105,354
Deferred merchandise trust unrealized gains (losses)	(9,034)	(1,277)
Deferred revenues	$914,286	$912,626
Deferred selling and obtaining costs	$112,660	$126,398

Schedule of Deferred Selling and Obtaining Costs

The activity in deferred selling and obtaining costs was as follows (in thousands):

December 31,
2018
Deferred selling and obtaining costs, beginning of period	$126,398
Cumulative effect of accounting change	(18,557)
Change in deferred selling and obtaining costs	4,819
Deferred selling and obtaining costs, end of period	$112,660

Schedule of Deferred Revenue, Net

The components of deferred revenues, net in the Partnership’s Condensed Consolidated Balance Sheet at December 31, 2018 and December 31, 2017 were as follows (in thousands):

	December 31,	December 31,
	2018	2017
Deferred revenue	$937,708	$912,626
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts (1)	(23,422)	—
Deferred revenue, net	$914,286	$912,626

(1)

Prior to the adoption of “Revenue from Contracts with Customers” on January 1, 2018, amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts were included in “Accounts Receivable and Long-term accounts receivable, net of allowance.”

Schedule of Customer Contract Liabilities, Net

The components of the customer contract liabilities, net in the Partnership’s consolidated balance sheets at September 30, 2019 and December 31, 2018 were as follows (in thousands):

	September 30, 2019	December 31, 2018

Customer contract liabilities	$972,767	$937,708
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(29,212)	(23,422)
Customer contract liabilities, net	$943,555	$914,286